Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee generally approves the annual equity awards for the Company’s executive officers, including each of the NEOs, at its meeting in December of the previous year, with a grant date to be effective in January before the filing of the Company’s Annual Report on Form 10-K for the prior fiscal year. The Compensation Committee generally also approves initial grants, for other employees, once a quarter, on the last calendar month of each quarter. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee determines it is in the Company’s best interest, the Compensation Committee may approve grants to be effective at other times. Employees may also enroll to purchase shares of the Company’s common stock under the terms of the ESPP. The Company may change its equity grant practices in the future.
Award Timing Method	We have adopted an employee stock purchase plan (“ESPP”), pursuant to which our eligible employees and eligible employees of our subsidiaries may elect to have payroll deductions made during the offering period in an amount not exceeding 15% of the compensation which the employees receive on each pay day during the offering period. In the second quarter of calendar 2016, we started granting eligible employees the right to purchase our common stock under the ESPP. As of December 31, 2025, a total of 5,125,666 shares were reserved for issuance under the ESPP.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company did not grant any stock option awards in 2025. In 2025, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

2025 Grants of Plan-Based Awards

Name	Grant Date	Estimated Future Payouts under Non-Equity Incentive Plan Awards (1)			Estimated Future Payouts under Equity Incentive Plan Awards (2)			All Other Stock Awards: Number of Shares of Stock or Units (#)	Grant Date Fair Value of Stock Awards ($)(2)
		Threshold ($)	Target ($)	Maximum ($)	Threshold (#)	Target (#)	Maximum (#)
Shuki Nir		$378,768	$757,536	$1,136,304
	01-02-2025							141,891 (3)	$2,099,987
	01-02-2025				70,945	141,890	212,835		$1,360,848
Asaf Alperovitz		$191,621	$383,242	$574,863
	03-24-2025							37,360 (4)	$642,592
	03-24-2025				18,680	37,360 (4)	56,040		$358,315
Ariel Porat		$191,621	$383,242	$574,863
	01-02-2025							40,540 (3)	$599,992
	01-02-2025				20,270	40,540	60,810		$388,814
Uri Bechor		$195,715	$391,429	$587,144
	01-02-2025							40,540 (3)	$599,992
	01-02-2025				20,270	40,540	60,810		$388,814
Daniel Huber		$134,209	$268,418	$402,626
	01-02-2025							33,783 (3)	$499,988
	01-02-2025				16,891	33,782	50,673		$323,999
	09-15-2025							20,000 (5)	$611,800

(1)	These amounts reflect the threshold, target and maximum payout levels under the 2025 annual cash incentive program, pursuant to which the NEOs were eligible to earn between 0% and 150% of target based on the Company’s financial and business strategic performance; provided, however, that the Named Executive Officers would not be entitled to any payment unless the Company reaches a minimum of $1 billion in revenues for 2025.
(2)	These amounts reflect the threshold, target, and maximum PSUs granted to the NEOs on January 02, 2025 and March 24, 2025, which will be eligible for vesting upon achievement of a 30-Day Price of $40 or more (with respect to 50% of the target PSUs), $70 (with respect to 50% of the target PSUs) and $100 (with respect to a potential upside of an additional 50% of the target PSUs), in each case, during the three-year performance period ending on December 31, 2027, and based on a minimum employment period of two years.
(3)	These RSUs vest in equal quarterly installments through February 28, 2029.
(4)	These RSUs vest as to 25% on May 31, 2026, and quarterly thereafter over the following three years.
(5)	These RSUs vest in equal quarterly installments through August 31, 2029.